Earnings per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Shares excluded from diluted weighted-average number of ordinary shares	10,061,000	5,553,000
Cosan S A Industria E Comercio [member]
Earnings per share [line items]
Shares related to share repurchase plan excluded	656,000,000
Brado Logistica S A [member]
Earnings per share [line items]
Shares excluded from diluted weighted-average number of ordinary shares	3,264